Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (505,637)	$ (444,883)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	586	863
Amortization of debt discount	681,011	72,360
Change in value of derivative liability	(1,068,465)	(168,454)
Derivative expense	249,457
Gain on extinguishment of debt	(213,294)
Warrants issued for services
Stock-based compensation
Changes in operating assets and liabilities:
Decrease in prepaid expenses		2,800
Increase (decrease) in bank overdraft		(800)
Increase in accounts payable	249,199	111,299
Increase in accrued expenses	313,250	236,377
Net Cash Used by Operating Activities	(293,893)	(190,438)
CASH FLOWS FROM INVESTING ACTIVITY:
Increase in notes receivable	(5,300)
Increase in stock held for investment	(15,000)
Net Cash Used by Investing Activities	(20,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans received (repaid) from/to related parties	4,606	(37,812)
Proceeds from sale of common stock and warrants	100,000
Proceeds from issuance of note payable
Proceeds from issuance of convertible notes payable	193,658	228,250
Net Cash Provided by Financing Activities	298,264	190,438
Net Increase (Decrease) in Cash and Cash Equivalents	(15,929)
Cash and cash equivalents, beginning of period	40,903
Cash and cash equivalents, end of period	24,974
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Accounts payable converted into note payable		900,000
Warrants issued for accrued expenses
Original issue discounts recorded on notes payable	10,000
Debt discounts recorded on convertible notes payable	498,764
Debt/interest converted into common stock and contributed capital	$ 277,208	$ 70,478